SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of share-based compensation expenses

	2022	2023	2024
Restricted Share Units (“RSUs”)	261.0	249.9	96.6
Synthetic Options and Business Unit Equity Awards	49.5	108.4	28.5
Share options	5.5	4.0	1.0
Performance Share Units (“PSUs”)	2.6	0.6	(8.4)
RSUs in respect of the Avride Group	4.3	5.1	2.6
Other	37.3	2.0	—
Total share‑based compensation expenses	360.2	370.0	120.3

Summary of awards activity for the Company

	Share Options		SARs		RSUs		PSUs
		Weighted		Weighted		Weighted		Weighted
		average exercise		average exercise		average exercise		average exercise
	Quantity	price per share	Quantity	price per share	Quantity	price per share	Quantity	price per share
Outstanding as of December 31, 2023	2,895,300	$44.32	75,000	$32.85	7,025,015	—	171,979	—
Granted	—	—	—	—	9,079,326	—	—	—
Exercised	—	—	—	—	(283,870)	—	—	—
Forfeited	(561,423)	48.04	—	—	(53,507)	—	(171,979)	—
Effect of the Divestment (Note 3)	—	—	—	—	(6,102,469)	—	—	—
Cancelled	(1,157,131)	46.91	—	—	(197,881)	—	—	—
Outstanding as of December 31, 2024	1,176,746	$40.00	75,000	$32.85	9,466,614	—	—	—

Summary of information about outstanding and exercisable awards

		Awards Outstanding			Awards Exercisable
			Average			Average
			Remaining	Aggregate		Remaining	Aggregate
	Type of	Number	Contractual	Intrinsic	Number	Contractual	Intrinsic
Exercise Price ($)	award	outstanding	Life (in years)	Value	exercisable	Life (in years)	Value
$40.00	Option	1,176,746	2.11	12.3	1,176,746	2.11	12.3
Total Share options		1,176,746	2.11	12.3	1,176,746	2.11	12.3
$32.85	SARs	75,000	—	—	75,000	—	—
Total SARs		75,000	—	—	75,000	—	—
Total RSUs	RSU	9,466,614	9.29	—	451,572	4.95	—
Total Share options, SARs and RSUs		10,718,360	8.44	12.3	1,703,318	2.75	12.3

Summary of information about non-vested share awards

	Share Options		RSUs		PSUs
		Weighted		Weighted		Weighted
		Average		Average		Average
		Grant Date		Grant Date		Grant Date
	Quantity	Fair Value	Quantity	Fair Value	Quantity	Fair Value
Unvested as of December 31, 2023	593,923	$20.82	801,354	$50.77	171,979	$97.51
Granted	—	—	9,079,326	20.21	—	—
Vested	(32,500)	27.05	(238,221)	36.47	—	—
Forfeited	(561,423)	20.46	(53,507)	40.99	—	—
Effect of the Divestment (Note 3)	—	—	(573,910)	48.79	—	—
Cancelled	—	—	—	-	(171,979)	97.51
Unvested as of December 31, 2024	—	$—	9,015,042	$20.54	—	$—

Synthetic Options And PSU's
Schedule of weighted average assumptions

	2022	2023	2024
Business unit’s expected annual volatility	30.9 - 75.2%	30.5 - 86.0%	64.2 - 74.4%
Risk-free interest rate	1.54 - 8.83%	9.11-12.78%	13.05%

Synthetic Options Equity Incentive Plans
Summary of awards activity for the Company

	Synthetic Options and Business Units Equity Awards
		Weighted
		average exercise
	Quantity	price per share
Outstanding as of December 31, 2023	5,314,746	$16.9
Granted	34,138	—
Vested	(483,442)	3.4
Forfeited	(56,866)	24.0
Effect of the Divestment (Note 3)	(4,578,455)	17.4
Cancelled	(209,091)	50.8
Outstanding as of December 31, 2024	21,030	$42.8

Summary of information about outstanding and exercisable awards

	Awards Outstanding		Awards Exercisable
		Average		Average
		Remaining		Remaining
	Number	Contractual	Number	Contractual
	outstanding	Life (in years)	exercisable	Life (in years)
Total Synthetic Options and Business Units Equity Awards	21,030	0.47	21,030	0.47

Summary of information about non-vested share awards

	Synthetic Options and Business Units Equity Awards
		Weighted
		Average Grant
	Quantity	Date Fair Value
Unvested as of December 31, 2023	2,650,245	$22.8
Granted	34,138	44.9
Vested	(354,307)	22.4
Forfeited	(56,866)	15.3
Effect of the Divestment (Note 3)	(2,181,825)	21.5
Cancelled	(91,386)	45.8
Unvested as of December 31, 2024	—	$—

Avride Group 2021 Equity Incentive Plan
Summary of awards activity for the Company

	Avride RSUs
		Weighted
		average exercise
	Quantity	price per share
Outstanding as of December 31, 2023	2,075,533	$—
Cancelled	(906,904)	—
Outstanding as of December 31, 2024	1,168,629	$—

Summary of information about outstanding and exercisable awards

		Awards Outstanding		Awards Exercisable
			Average		Average
			Remaining		Remaining
	Type of	Number	Contractual	Number	Contractual
	award	outstanding	Life (in years)	exercisable	Life (in years)
Total Avride RSUs	RSU	1,168,629	6.14	1,123,586	6.12

Summary of information about non-vested share awards

Avride RSUs
Quantity
Unvested as of December 31, 2023	241,037
Vested	(182,604)
Forfeited	(13,391)
Unvested as of December 31, 2024	45,042